Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Plans [Member]
Components of net periodic benefit cost:
Service cost	$ 1.3	$ 1.2	$ 1.1
Interest cost	7.9	9.3	4.8
Expected return on plan assets	(11.1)	(11.2)	(5.1)
Amortization of net prior service cost	0.2	0.2	0.2
Amortization of net actuarial loss	2.2	1.8	1.3
Net periodic benefit cost	0.5	1.3	2.3
Non-U.S. Pension Plans [Member]
Components of net periodic benefit cost:
Service cost	11.0	14.9	8.1
Interest cost	35.5	37.3	21.9
Expected return on plan assets	(38.1)	(41.6)	(20.8)
Amortization of net prior service cost	0.2	0.1	0.1
Amortization of net actuarial loss	7.8	5.0	4.2
Net periodic benefit cost	$ 16.4	$ 15.7	$ 13.5